Asset Acquisitions (Tables)	6 Months Ended
Sep. 30, 2025
Asset Acquisition [Line Items]
Schedule of asset acquisition [Table Text Block]
March 31, 2025

Cash paid	$25,000
Acquisition loan payable	31,000
Cash advance	7,260
Acquisition costs	692
Total consideration	63,952

Land	$952
Equipment	44
Building and leasehold	57,070
Power purchase agreement guarantee	3,314
VAT receivables	3,126
Other	52
Total assets	$64,558
Deferred tax liability	(606)
Net assets acquired	$63,952

September 15, 2025

Cash paid including	$8,692
Share consideration	3,919
Acquisition costs	556
Total consideration	13,167

Cash	$59
Deposits	109
Building and land	12,919
GST receivables	151
Accounts payable	(71)
Total assets	$13,167
Deferred tax liability	(-)
Net assets acquired	$13,167